Financial Instruments - Summary of Financial Assets (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Financial Instruments
Cash and cash equivalents	$ 5,556	R$ 424,410	R$ 48,900	R$ 12,301	R$ 834
Financial investments		722,994	579,494
Trade receivables		415,282	329,428
Financial instruments from acquisition of interests			35,946
Related parties		20,478	16,111
Investments and interests in other entities		9,654	48,574	R$ 11,862
Other assets			4,109
Total financial assets		1,592,818	1,013,988
Financial assets at fair value through profit or loss,
Financial Instruments
Financial investments		17,645	498,584
Financial instruments from acquisition of interests			35,946
Investments and interests in other entities		9,654
Total financial assets		27,299	534,530
At Amortized Cost
Financial Instruments
Cash and cash equivalents		424,410	48,900
Financial investments		705,349	80,910
Trade receivables		415,282	329,428
Related parties		20,478	16,111
Other assets			4,109
Total financial assets		R$ 1,565,519	R$ 479,458